Other Assets - Other Non-Current Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Derivative financial instruments	[1]	€ 103.0	€ 59.7
Compensation plan assets		55.1	43.1
Non-current accounts receivable		67.8	150.7
Other assets		19.2	19.2
Other non-current assets	[2]	€ 830.4	€ 806.1

[1]	1. For further details on derivative financial instruments see Note 24 Financial risk management.
[2]	2. Other assets - non-current includes amounts with related parties of €585.3 million and €533.4 million at December 31, 2019 and 2018, respectively.